Other comprehensive income (loss) (Tables)	6 Months Ended
Sep. 30, 2016
Accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss)

The following tables present changes in Accumulated other comprehensive income for the six months period ended September 30, 2015 and 2016.

	Millions of yen
	Six months ended September 30, 2015
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥133,371	¥(20,388)	¥(258)	¥(20,646)	¥112,725
Pension liability adjustment	(15,404)	(288)	87	(201)	(15,605)
Net unrealized gain on non-trading securities	25,772	(994)	(1,224)	(2,218)	23,554

Total	¥143,739	¥(21,670)	¥(1,395)	¥(23,065)	¥120,674

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Six months ended September 30, 2016
	Balance at beginning of year	Cumulative effect of change in accounting principle	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥53,418	¥—	¥(87,541)	¥(1,605)	¥(89,146)	¥(35,728)
Pension liability adjustment	(33,325)	—	(634)	645	11	(33,314)
Net unrealized gain on non-trading securities	24,887	—	(5,126)	(223)	(5,349)	19,538
Own credit adjustments	—	19,294	(15,708)	(465)	3,121	3,121

Total	¥44,980	¥19,294	¥(109,009)	¥(1,648)	¥(91,363)	¥(46,383)

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

The following tables present changes in Accumulated other comprehensive income for the three months period ended September 30, 2015 and 2016.

		Millions of yen
		Three months ended September 30, 2015
		Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments		¥153,083	¥(40,207)	¥(151)	¥(40,358)	¥112,725
Pension liability adjustment		(15,596)	(53)	44	(9)	(15,605)
Net unrealized gain on non-trading securities		25,676	(1,089)	(1,033)	(2,122)	23,554

Total		¥163,163	¥(41,349)	¥(1,140)	¥(42,489)	¥120,674

(1) Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Three months ended September 30, 2016
	Balance at beginning of period	Cumulative effect of change in accounting principle	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)(1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(22,956)	¥—	¥(11,391)	¥(1,381)	¥(12,772)	¥(35,728)
Pension liability adjustment	(33,601)	—	(84)	371	287	(33,314)
Net unrealized gain on non-trading securities	22,979	—	(2,892)	(549)	(3,441)	19,538
Own credit adjustments	4,963	—	(1,795)	(47)	(1,842)	3,121

Total	¥(28,615)	¥—	¥(16,162)	¥(1,606)	¥(17,768)	¥(46,383)

(1) Reclassifications out of accumulated other comprehensive income (loss) were not significant.